Reclassification Out of Accumulated Other Comprehensive Income (OCI) by Income line Item and the Related Tax Effect (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Available for sale debt securities:
Net of income tax	₨ (1,895.5)		₨ (8,455.1)
Available for Sale Securities
Available for sale debt securities:
Net of income tax	(1,895.5)		(8,455.1)
Reclassification out of Accumulated Other Comprehensive Income | Available for Sale Securities
Available for sale debt securities:
Realized (gain)/loss on sales of available for sale debt securities, net	(3,994.6)	$ (57.8)	(13,145.7)
Other than temporary impairment losses on available for sale debt securities	1,081.0	15.6	149.1
Total before income tax	(2,913.6)	(42.2)	(12,996.6)
Income tax	1,018.1	14.7	4,541.5
Net of income tax	₨ (1,895.5)	$ (27.5)	₨ (8,455.1)